Trade and other receivables (Details) - USD ($) $ in Millions		6 Months Ended	12 Months Ended
	Jan. 01, 2025	Jun. 30, 2025	Dec. 31, 2024
Trade and other non-current receivables [abstract]
Accrued revenue and lease incentive		$ 81.1	$ 73.5
Other tax receivables		5.9	5.6
Payment in advance for property, plant and equipment		38.1	24.6
Withholding tax receivables		14.3	14.9
Contingent consideration receivable		2.7	2.4
Trade and other non-current receivables		142.1	121.0	[1]
Trade and other current receivables [abstract]
Net trade receivables		201.9	220.9
Other receivables		57.1	44.4
Prepaid land rent		2.7	0.8
Other prepaid expenses		15.4	14.5
Advance payments		18.4	10.9
Withholding tax receivables		5.7	10.3
VAT receivables		9.3	10.0
Contingent consideration receivable			1.6
Trade and other current receivables		310.5	$ 313.4	[1]
NIGERIA
Trade and other current receivables [abstract]
Withholding tax rate	2.00%		10.00%
Reversal of impairment of withholding tax receivables		$ 20.0	$ 25.2
Maximum
Trade and other current receivables [abstract]
Non-current receivable due term		20 years
Cost
Trade and other current receivables [abstract]
Net trade receivables		$ 219.7	237.2
Allowance for expected credit losses
Trade and other current receivables [abstract]
Net trade receivables		$ (17.8)	$ (16.3)

[1]	Revised for corrections to Property, plant and equipment and Trade and other payables (see note 21).